Significant Accounting Policies (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Recognized participations in research and development		$ 1,343	$ 2,459	$ 878
Expected dividend yield rate		0.00%	0.00%	0.00%
Share-based compensation expenses		$ 6,748	$ 812	$ 596
Tax benefit rate		50.00%
Severance pay monthly deposit rate		8.33%
Severance pay expense		$ 418	$ 318	$ 194
Assets and lease liabilities	$ 6,089
Public Warrants [Member]
Significant Accounting Policies (Details) [Line Items]
Warrants shares (in Shares)		13,605,561
Private Warrants [Member]
Significant Accounting Policies (Details) [Line Items]
Warrants shares (in Shares)		2,142,000
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Warrants (in Shares)		718,964
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Warrants (in Shares)		2,391,857